REVENUE, OTHER INCOME AND GAINS	3 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE, OTHER INCOME AND GAINS	REVENUE, OTHER INCOME AND GAINS
An analysis of revenue is as follows:

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Revenue
Licensing of intellectual property	12,181	—
Collaboration revenue	78,481	36,280
Other revenue	3,329	56
Total	93,991	36,336

Novartis License Agreement
On November 10, 2023, Legend Biotech, through its wholly owned subsidiary, Legend Biotech Ireland Limited, entered into an exclusive, global license agreement with Novartis Pharma AG (the "Novartis License Agreement"). The Company granted Novartis the worldwide rights to develop, manufacture and commercialize LB2102 and other potential chimeric antigen receptor T-cell (CAR-T) therapies selectively targeting Delta-like Ligand 3 (DLL3). The Novartis License Agreement was effective on December 28, 2023, with a $100 million receivable initially recorded, representing the Novartis upfront payment which was then received on January 3rd, 2024. Novartis has also agreed to pay up to $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones, as well as tiered royalties on net sales. We determined that any milestone payments will be recognized upon occurrence as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. We determined that any sales-based royalties will be recognized when the related sales occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. Under the Novartis License Agreement, Legend Biotech will conduct the Legend Phase 1 clinical trial for LB2102 in the U.S. Novartis will conduct all other development, manufacture and commercialization for the licensed product(s).
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	March 31	December 31
	2024	2023
	US$’000 (Unaudited)	US$’000
Contract liabilities (Current)	63,251	53,010
Contract liabilities (Non-Current)	23,109	47,962
Total	86,360	100,972

The following table summarizes the Total other income and gains:

	Three months ended March 31,
	2024	2023
	US$’000 (Unaudited)	US$’000 (Unaudited)
Other income and gains
Other income:
Finance income	13,870	6,755
Government grants*	616	710
Other	100	29
Total income	14,586	7,494

Gains:
Foreign currency exchange gain, net	49,056	—
Fair value gains on financial assets measured at fair value change through profit or loss	449	705
Total gains	49,505	705
Total other income and gains	64,091	8,199

*The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.